Segment Information and Geographic Data	12 Months Ended
Jun. 30, 2013
Segment Information and Geographic Data

NOTE 21 — SEGMENT INFORMATION AND GEOGRAPHIC DATA

In its operation of the business, management, including our chief operating decision maker, the company’s Chief Executive Officer, reviews certain financial information, including segmented internal profit and loss statements prepared on a basis not consistent with U.S. GAAP. The segment information within this note is reported on that basis.

During the first quarter of fiscal year 2014, we changed our organizational structure as part of our transformation to a devices and services company. As a result of these changes, information that our chief operating decision maker regularly reviews for purposes of allocating resources and assessing performance changed. Therefore, beginning in fiscal year 2014, we are reporting our financial performance based on our new segments; Devices and Consumer (“D&C”) Licensing, D&C Hardware, D&C Other, Commercial Licensing, and Commercial Other. We have recast certain prior period amounts to conform to the way we internally manage and monitor segment performance during fiscal year 2014. Our reportable segments are described below.

Devices and Consumer

Our D&C segments develop and market products and services designed to entertain and connect people, increase personal productivity, help people simplify tasks and make more informed decisions online, and help advertisers connect with audiences. Our D&C segments are:

•

D&C Licensing, comprising:    Windows, including all original equipment manufacturer (“OEM”) licensing (“Windows OEM”) and other non-volume licensing and academic volume licensing of the Windows operating system and related software (collectively, “Consumer Windows”); non-volume licensing of Microsoft Office, comprising the core Office product set, for consumers (“Consumer Office”); Windows Phone, including related patent licensing; and certain other patent licensing revenue;

•

D&C Hardware, comprising:    the Xbox 360 gaming and entertainment console and accessories, second-party and third-party video games, and Xbox LIVE subscriptions (“Xbox Platform”); Surface; and Microsoft PC accessories; and

•

D&C Other, comprising:    Resale, including Windows Store, Xbox LIVE transactions, and the Windows Phone Store; search advertising; display advertising; Subscription, comprising Office 365 Home Premium; Studios, comprising first-party video games; our retail stores; and certain other consumer products and services not included in the categories above.

Commercial

Our Commercial segments develop and market software and services designed to increase individual, team, and organization productivity and efficiency, and to simplify everyday tasks through seamless operations across the user’s hardware and software. Our Commercial segments are:

•

Commercial Licensing, comprising:    server products, including Windows Server, Microsoft SQL Server, Visual Studio, and System Center; Windows Embedded; volume licensing of the Windows operating system, excluding academic (“Commercial Windows”); Microsoft Office for business, including Office, Exchange, SharePoint, and Lync (“Commercial Office”); Client Access Licenses, which provide access rights to certain server products (“CAL”); Microsoft Dynamics business solutions, excluding Dynamics CRM Online; and Skype; and

•

Commercial Other, comprising:    Enterprise Services, including Premier product support services and Microsoft Consulting Services; Cloud Services, comprising Ofiice 365, excluding Office 365 Home Premium (“Commercial Office 365”), other Microsoft Office online offerings, Dynamics CRM Online, and Windows Azure; and certain other commercial products and online services not included in the categories above.

Revenue and cost of revenue are generally directly attributed to our segments. Certain revenue contracts are allocated among the segments based on the relative value of the underlying products and services. Cost of revenue is directly charged to the D&C Hardware segment. For the remaining segments, cost of revenue is directly charged in most cases and allocated in certain cases, generally using a relative revenue methodology.

We do not allocate operating expenses to our segments. Rather, we allocate them to our two segment groups, Devices and Consumer and Commercial. Due to the integrated structure of our business, allocations of expenses are made in certain cases to incent cross-collaboration among our segment groups so that a segment group is not solely burdened by the cost of a mutually beneficial activity as we seek to deliver seamless experiences across devices, whether on premise or in the cloud.

Operating expenses are attributed to our segment groups as follows:

•	Sales and marketing expenses are primarily recorded directly to each segment group based on identified customer segment.

•

Research and development expenses are primarily shared across the segment groups based on relative gross margin but are mapped directly in certain cases where the value of the expense only accrues to that segment group.

•	General and administrative expenses are primarily allocated based on relative gross margin.

Certain corporate-level activity is not allocated to our segment groups, including costs of: legal, including expenses, settlements, and fines; information technology; human resources; finance; and excise taxes.

Segment revenue and gross margin were as follows during the periods presented:

(In millions)

Year Ended June 30,		2013	2012	2011

Revenue

Devices and Consumer	Licensing	$19,021	$19,495	$19,422
	Hardware	6,461	6,740	6,941
	Other	6,618	6,203	5,846

	Total Devices and Consumer	$32,100	$32,438	$32,209
Commercial	Licensing	$39,686	$37,126	$33,607
	Other	5,660	4,644	3,747

	Total Commercial	$45,346	$41,770	$37,354
Corporate and Other		403	(485)	380

Total revenue		$77,849	$73,723	$69,943

(In millions)

Year Ended June 30,		2013	2012	2011

Gross margin

Devices and Consumer	Licensing	$17,044	$17,240	$17,581
	Hardware	956	2,495	2,325
	Other	2,046	1,998	2,142

	Total Devices and Consumer	$20,046	$21,733	$22,048
Commercial	Licensing	$36,261	$34,463	$31,478
	Other	921	579	613

	Total Commercial	$37,182	$35,042	$32,091
Corporate and Other		372	(582)	227

Total gross margin		$57,600	$56,193	$54,366

Following is operating expenses by segment group. As discussed above, we do not allocate operating expenses below cost of revenue to our segments.

(In millions)

Year Ended June 30,	2013	2012	2011

Devices and Consumer	$10,625	$15,682	$9,466
Commercial	16,050	15,064	14,396
Corporate and Other	4,161	3,684	3,343

Total operating expenses	$30,836	$34,430	$27,205

Following is operating income by segment group.

(In millions)

Year Ended June 30,	2013	2012	2011

Devices and Consumer	$9,421	$6,051	$12,582
Commercial	21,132	19,978	17,695
Corporate and Other	(3,789)	(4,266)	(3,116)

Total operating income	$26,764	$21,763	$27,161

Corporate and Other operating income includes adjustments to conform our internal accounting policies to U.S. GAAP and corporate-level activity not specifically attributed to a segment. Significant internal accounting policies that differ from U.S. GAAP relate to revenue recognition, income statement classification, and depreciation.

Corporate and Other activity was as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

Corporate (a)	$(4,236)	$(3,671)	$(3,361)
Other (adjustments to U.S. GAAP):
Revenue reconciling amounts (b)	403	(485)	380
Cost of revenue reconciling amounts	(31)	(97)	(153)
Operating expenses reconciling amounts	75	(13)	18

Total Corporate and Other	$(3,789)	$(4,266)	$(3,116)

(a)	Corporate is presented on the basis of our internal accounting policies and excludes the adjustments to U.S. GAAP that are presented separately in those line items.
(b)	Revenue reconciling amounts for fiscal year 2012 and 2013 included the deferral and subsequent recognition, respectively, of $540 million of revenue related to the Windows Upgrade Offer.

No sales to an individual customer or country other than the United States accounted for more than 10% of fiscal year 2013, 2012, or 2011 revenue. Revenue, classified by the major geographic areas in which our customers are located, was as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

United States (a)	$41,344	$38,846	$38,008
Other countries	36,505	34,877	31,935

Total	$77,849	$73,723	$69,943

(a)	Includes billings to OEMs and certain multinational organizations because of the nature of these businesses and the impracticability of determining the geographic source of the revenue.

Revenue from external customers, classified by significant product and service offerings were as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

Microsoft Office system	$22,995	$22,299	$20,730
Windows PC operating system	17,529	17,320	17,825
Server products and tools	15,408	14,232	13,251
Xbox 360 platform	7,100	8,045	8,103
Consulting and product support services	4,372	3,976	3,372
Advertising	3,387	3,181	2,913
Other	7,058	4,670	3,749

Total	$77,849	$73,723	$69,943

Assets are not allocated to segments for internal reporting presentations. A portion of amortization and depreciation is charged to the respective segment. It is impracticable for us to separately identify the amount of amortization and depreciation by segment that is included in the measure of segment profit or loss.

Long-lived assets, excluding financial instruments and tax assets, classified by the location of the controlling statutory company and with countries over 10% of the total shown separately, were as follows:

(In millions)

June 30,	2013	2012	2011

United States	$16,615	$14,081	$18,498
Luxembourg	6,943	6,975	0
Other countries	4,171	3,835	2,989

Total	$27,729	$24,891	$21,487